UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 97.8%
New York 95.9%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, University of Albany Foundation Student Housing, Series A, 3.68% *, 11/1/2032 (a)	280,000	280,000
Broome County, NY, Industrial Development Agency Revenue, Parlor City Paper Box Co., AMT, 3.73% *, 10/1/2016, NBT Bank NA (b)	750,000	750,000
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, Inc., 3.73% *, 6/1/2022, KeyBank NA (b)	3,530,000	3,530,000
Hempstead, NY, Industrial Development Agency Revenue, Series F5J-D, AMT, 144A, 3.74% *, 10/1/2043	1,500,000	1,500,000
Long Island, NY, Power Authority, Electric System Revenue, Series 1A, 3.65% *, 5/1/2033, Bayerische Landesbank (b)	1,000,000	1,000,000

Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	7,000,000	7,009,841
Nassau County, NY, Industrial Development Agency Revenue, Series MT-315, AMT, 144A, 3.75% *, 11/1/2029	2,000,000	2,000,000
New York, Convention Center Development Corp. Revenue, Series 1247Z, 144A, 3.69% *, 11/15/2013 (a)	1,000,000	1,000,000
New York, Hudson Yards Infrastructure Corp. Revenue, Series 1649, 144A, 3.69% *, 8/15/2014 (a)	430,000	430,000
New York, Metropolitan Transportation Authority Revenue:
Series G-2, 3.64% *, 11/1/2026 (a)	1,800,000	1,800,000
3.65%, 6/18/2007	1,000,000	1,000,000
3.65%, 6/25/2007	4,000,000	4,000,000
Series 848-D, 144A, 3.68% *, 11/15/2021 (a)	789,500	789,500
Series B-16, 144A, 3.68% *, 11/15/2027	1,800,000	1,800,000
Series 1040, 144A, 3.69% *, 11/15/2020 (a)	1,300,000	1,300,000
Series A, 3.71% *, 11/15/2030 (a)	3,680,000	3,680,000
New York, State Dormitory Authority Revenue, Series B09, 144A, 3.68% *, 3/15/2023 (a)	700,000	700,000
New York, State Dormitory Authority Revenue, Catholic Health Systems Obligation, Series B, 3.63% *, 7/1/2025, HSBC Bank USA (b)	1,000,000	1,000,000
New York, State Dormitory Authority Revenue, Park Ridge Hospital, Inc., 3.69% *, 7/1/2029, JPMorgan Chase Bank (b)	3,225,000	3,225,000
New York, State Environmental Facilities Corp., Pollution Control Revenue, Series PA-1261, 144A, 3.69% *, 12/15/2009 (a)	500,000	500,000
New York, State General Obligation, Series B, 3.58% *, 3/15/2030, Dexia Credit Local France (b)	2,940,000	2,940,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Housing, Series A, 3.64% *, 11/1/2037, Bank of New York (b)	1,600,000	1,600,000
New York, State Housing Finance Agency Revenue, East 39th Street Housing, Series A, AMT, 3.7% *, 11/15/2031	1,000,000	1,000,000
New York, State Power Authority Revenue & General Purpose, 3.65% *, 3/1/2016	4,500,000	4,500,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.69% *, 3/15/2025 (a)	4,265,000	4,265,000
New York, Tobacco Settlement Financing Corp., Series R-6500, 144A, 3.71% *, 6/1/2021 (a)	1,620,000	1,620,000
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B-3, 3.64% *, 1/1/2032	1,000,000	1,000,000
Series B-13, 144A, 3.68% *, 11/15/2021 (a)	2,065,000	2,065,000
New York City, NY, Industrial Development Agency Revenue, Series R-634, 144A, 3.7% *, 1/1/2046 (a)	1,500,000	1,500,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 3.68% *, 4/1/2032, Allied Irish Bank PLC (b)	1,365,000	1,365,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 3.67% *, 12/1/2034, Allied Irish Bank PLC (b)	3,105,000	3,105,000
New York City, NY, Municipal Finance Authority, Water & Sewer System Revenue, Series 1289, 3.69% *, 12/15/2013	1,500,000	1,500,000
New York City, NY, RBC Municipal Products, Inc. Trust, Series I-10, 144A, 3.67% *, 8/1/2012	3,000,000	3,000,000
New York City, NY, Transitional Finance Authority Building Aid Revenue, Series A, 144A, 3.71% *, 7/15/2036 (a)	3,380,000	3,380,000
New York City, NY, Transitional Finance Authority Revenue:
Series A-40, 144A, 3.68% *, 11/1/2026 (a)	955,000	955,000
Series A, 144A, 3.69% *, 11/1/2030	1,000,000	1,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 3.6% *, 11/15/2022	45,000	45,000
Series C-5, 3.75% *, 8/1/2031	1,000,000	1,000,000
New York, NY, General Obligation:
Series A-5, 3.6% *, 8/1/2031, Bank of Nova Scotia (b)	1,000,000	1,000,000
Series 1318, 144A, 3.69% *, 6/1/2013 (a)	1,495,000	1,495,000
Series 1447, 144A, 3.72% *, 6/1/2024	279,000	279,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue, NYSARC, Inc., Series A, 3.73% *, 9/1/2021, KeyBank NA (b)	510,000	510,000

Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 3.73% *, 11/1/2025, HSBC Bank PLC (b)			3,875,000	3,875,000
Orange County, NY, Industrial Development Agency, Civic Facilities Revenue, St. Lukes Cornwall Hospital Project, 3.68% *, 7/1/2032, KeyBank NA (b)			1,600,000	1,600,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 3.66% *, 3/1/2025, Wilber National Bank (b)			1,200,000	1,200,000
Port Authority of New York & New Jersey:
	3.6%, 6/5/2007		3,000,000	3,000,000
	3.6%, 6/6/2007		540,000	540,000
	3.61%, 4/5/2007		3,000,000	3,000,000
Schenectady County, NY, Industrial Development Agency, Civic Facility Revenue, Sunnyview Hospital, Series B, 3.68% *, 8/1/2033, KeyBank NA (b)			1,105,000	1,105,000
Schenectady, NY, Bond Anticipation Notes, 4.5%, 5/24/2007, Bank of America NA (b)			1,000,000	1,001,162
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 3.73% *, 2/1/2021, KeyBank NA (b)			450,000	450,000
Seneca County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Macon Trust, Series W, 144A, AMT, 3.75% *, 10/1/2035			1,000,000	1,000,000
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facilities, Series A, 3.65% *, 12/1/2021, Citizens Bank NA (b)			1,105,000	1,105,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 3.68% *, 9/1/2015, KeyBank NA (b)			715,000	715,000

				95,009,503
Puerto Rico 1.9%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.65% *, 10/1/2008			1,400,000	1,400,000
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Certificates Macon Trust, Series R, 144A, 3.66% *, 7/1/2035 (a)			500,000	500,000

				1,900,000
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 96,909,503)			97.8	96,909,503
Other Assets and Liabilities, Net			2.2	2,132,862

Net Assets			100.0	99,042,365

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2007.

(a)	Bond is insured by one of these companies:
		As a % of Total
	Insurance Coverage	Investment Portfolio
	Ambac Financial Group	7.9
	Financial Guaranty Insurance Company	6.4
	Financial Security Assurance, Inc.	8.2
	MBIA Corp.	4.6

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007